UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Education — 3.4%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$629,712
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	875,063
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	873,780

		$2,378,555

Electric Utilities — 3.0%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,074,340
Monroe County Development Authority, (Oglethorpe Power Corp.), (LOC: JPMorgan Chase Bank N.A.), 0.01%, 1/1/36(1)	1,000	1,000,000

		$2,074,340

Escrowed/Prerefunded — 6.7%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,029,536
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	757,208
Gwinnett County, School District, Prerefunded to 2/1/18, 5.00%, 2/1/36	500	544,385
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,146,920
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,136,570

		$4,614,619

General Obligations — 16.7%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,201,880
Columbia County, 5.00%, 4/1/23	450	546,917
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,904,280
Forsyth County, 5.00%, 3/1/28	1,000	1,232,450
Georgia, 2.00%, 8/1/27	315	303,644
Georgia, 5.00%, 2/1/28	1,500	1,846,395
Jefferson City School District, 5.25%, 2/1/33	1,500	1,742,850
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	543,820
Valdosta School System, 5.00%, 2/1/28	1,000	1,225,830

		$11,548,066

Hospital — 6.8%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,088,740
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,113,800
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	749,489
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	81,724

1

Security	Principal Amount (000’s omitted)	Value
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	$1,000	$1,092,610
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	586,270

		$4,712,633

Industrial Development Revenue — 5.5%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,433,240
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	420	423,503
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	943,176

		$3,799,919

Insured-Education — 1.8%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,263,341

		$1,263,341

Insured-Electric Utilities — 7.4%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$950	$1,000,321
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,146,720
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,254,105
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	939,977
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	513,172
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	278,664

		$5,132,959

Insured-Escrowed/Prerefunded — 2.8%
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/37	$750	$798,180
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	189,970
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	927,500

		$1,915,650

Insured-General Obligations — 2.1%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,428,761

		$1,428,761

Insured-Hospital — 2.8%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,969,013

		$1,969,013

Insured-Lease Revenue/Certificates of Participation — 3.7%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,456,916
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,113,120

		$2,570,036

Insured-Special Tax Revenue — 3.4%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,229,710
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	555	606,249
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	516,295

		$2,352,254

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 6.1%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$559,955
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,931,945
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	620,510
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,071,060

		$4,183,470

Other Revenue — 3.0%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$860,775
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,187,660

		$2,048,435

Senior Living/Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$550	$614,064

		$614,064

Special Tax Revenue — 9.2%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$876,862
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	836,138
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,919,085
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	226,949
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	244,149
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	350,898
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	161,338
Unified Government Development of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,225,174
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	490,323

		$6,330,916

Transportation — 2.9%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,145,720
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	838,785

		$1,984,505

Water and Sewer — 9.4%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,188,540
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	465,397
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	577,930
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,318,108
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,724,250
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,193,090

		$6,467,315

Total Tax-Exempt Investments — 97.6% (identified cost $62,397,828)		$67,388,851

Other Assets, Less Liabilities — 2.4%		$1,675,465

Net Assets — 100.0%		$69,064,316

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 30.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 11.0% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at November 30, 2015.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-16	$(2,303,644)	$(2,310,000)	$(6,356)

						$(6,356)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $6,356.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,345,658

Gross unrealized appreciation	$5,363,664
Gross unrealized depreciation	(320,471)

Net unrealized appreciation	$5,043,193

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,388,851	$—	$67,388,851
Total Investments	$—	$67,388,851	$—	$67,388,851

Liability Description
Futures Contracts	$(6,356)	$—	$—	$(6,356)
Total	$(6,356)	$—	$—	$(6,356)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

Security	Principal Amount (000’s omitted)	Value
Education — 10.3%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,116,800
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,297,300
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,538,640
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,635,658

		$6,588,398

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$502,865

		$502,865

Escrowed/Prerefunded — 12.6%
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	$2,000	$2,178,000
Maryland Health and Higher Educational Facilities Authority, (Edenwald), Prerefunded to 7/1/16, 5.40%, 1/1/37	370	380,830
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/16, 5.00%, 7/1/36	1,280	1,314,470
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/16, 5.00%, 7/1/41	1,000	1,026,930
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	825,247
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,392,255

		$8,117,732

General Obligations — 14.0%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,200,956
Baltimore County, 4.00%, 8/1/26	1,000	1,107,090
Baltimore, 4.00%, 10/15/25	1,520	1,685,741
Baltimore, 5.00%, 10/15/27	750	892,920
Maryland, 5.00%, 11/1/19	2,000	2,301,140
Montgomery County, 5.00%, 11/1/29	1,500	1,822,185

		$9,010,032

Hospital — 17.3%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,080,220
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,120,600
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,191,100
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,291,080

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	$1,000	$1,108,720
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,067,210
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,104,530
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,144,450

		$11,107,910

Housing — 4.5%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$870	$881,371
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,011,020
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,005,860

		$2,898,251

Industrial Development Revenue — 2.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$730	$729,971
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	150	150,991
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,012,920

		$1,893,882

Insured-Education — 2.1%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,332,084

		$1,332,084

Insured-Escrowed/Prerefunded — 5.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,789,568

		$3,789,568

Insured-Hospital — 5.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,500,296

		$3,500,296

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$182,126

		$182,126

Insured-Transportation — 5.8%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,522,906
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,175,580

		$3,698,486

Insured-Water and Sewer — 3.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,115,080
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,150	1,261,860

		$2,376,940

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.6%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,313,260

		$2,313,260

Senior Living/Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$524,341
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	552,485

		$1,076,826

Special Tax Revenue — 3.9%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,090,190
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,114,600
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	273,870

		$2,478,660

Transportation — 6.1%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,090,560
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,799,275

		$3,889,835

Total Tax-Exempt Investments — 100.9% (identified cost $60,885,071)		$64,757,151

Other Assets, Less Liabilities — (0.9)%		$(585,023)

Net Assets — 100.0%		$64,172,128

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.7% to 11.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Mar-16	$(3,839,406)	$(3,850,000)	$(10,594)

						$(10,594)

3

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $10,594.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,134,308

Gross unrealized appreciation	$4,208,472
Gross unrealized depreciation	(85,629)

Net unrealized appreciation	$4,122,843

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,757,151	$—	$64,757,151
Total Investments	$—	$64,757,151	$—	$64,757,151

Liability Description
Futures Contracts	$(10,594)	$—	$—	$(10,594)
Total	$(10,594)	$—	$—	$(10,594)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,163,300

		$1,163,300

Education — 6.7%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/38(1)	$500	$569,960
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,132,730
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,630,200
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,275	1,385,670

		$4,718,560

Electric Utilities — 3.2%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,134,180
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,151,800

		$2,285,980

Escrowed/Prerefunded — 5.9%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,163,580
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	395	418,119
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,591,710

		$4,173,409

General Obligations — 18.2%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,082,440
Columbia School District, 5.00%, 3/1/31	1,000	1,152,360
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,142,750
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,135,850
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,135,850
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,081,920
Kansas City, 4.75%, 2/1/25	1,000	1,075,140
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,144,420
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,146,280
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	590,650
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	566,380
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,638,210

		$12,892,250

Hospital — 11.4%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,083,240

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	$1,000	$1,068,370
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,156,620
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,099,770
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,077,500
Missouri Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,055,800
Missouri Health and Educational Facilities Authority, (St. Anthony’s Medical Center), 4.00%, 2/1/40	1,000	1,001,150
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	564,705

		$8,107,155

Housing — 1.6%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$710	$711,285
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	95	99,468
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	305	323,974

		$1,134,727

Industrial Development Revenue — 2.6%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,510	$1,838,108

		$1,838,108

Insured-Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$911,202
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	261,251

		$1,172,453

Insured-Escrowed/Prerefunded — 8.8%
Metropolitan Saint Louis Sewer District, (NPFG), Prerefunded to 5/1/17, 5.00%, 5/1/36	$1,000	$1,052,600
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	3,348,824
Springfield Public Utility, (BHAC), (FGIC), Prerefunded to 8/1/16, 4.50%, 8/1/36(3)	1,775	1,824,505

		$6,225,929

Insured-General Obligations — 4.5%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,052,560
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	969,000
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,192,670

		$3,214,230

Insured-Hospital — 5.8%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,019,668
Missouri Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,064,452

		$4,084,120

Insured-Industrial Development Revenue — 1.1%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$749,473

		$749,473

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 5.3%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$887,710
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,607,818
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,245,360

		$3,740,888

Insured-Special Tax Revenue — 5.6%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,945,772
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	488,130
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	519,861

		$3,953,763

Insured-Transportation — 3.2%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,045,266
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,237,280

		$2,282,546

Senior Living/Life Care — 6.1%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$946,192
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	524,310
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,310,894
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	509,460
Saint Louis County Industrial Development Authority, Series A, (Friendship Village of West County), 5.50%, 9/1/28	1,000	1,021,990

		$4,312,846

Special Tax Revenue — 1.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$298,909
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	327,382
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	326,273

		$952,564

Water and Sewer — 5.8%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,325,244
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,620,290
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,168,710

		$4,114,244

Total Tax-Exempt Investments — 100.3% (identified cost $65,266,105)		$71,116,545

Other Assets, Less Liabilities — (0.3)%		$(217,286)

Net Assets — 100.0%		$70,899,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 35.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Mar-16	$(3,661,875)	$(3,666,688)	$(4,813)
U.S. Long Treasury Bond	6	Short	Mar-16	(921,458)	(924,000)	(2,542)

						$(7,355)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $7,355.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,373,413

Gross unrealized appreciation	$6,206,406
Gross unrealized depreciation	(313,274)

Net unrealized appreciation	$5,893,132

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,116,545	$—	$71,116,545
Total Investments	$—	$71,116,545	$—	$71,116,545

Liability Description
Futures Contracts	$(7,355)	$—	$—	$(7,355)
Total	$(7,355)	$—	$—	$(7,355)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.6%

Security	Principal Amount (000’s omitted)	Value
Education — 11.4%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$430,937
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,552,250
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,643,192
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,303,248
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,416,363
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	785,699
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,182,139

		$13,313,828

Electric Utilities — 2.0%
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	$1,230	$1,353,861
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	1,000,103

		$2,353,964

Escrowed/Prerefunded — 13.0%
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,706,116
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,549,646
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,169,760
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	2,000	2,350,280
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,156,980
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	328,939
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,888,775
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	840	799,840
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,290	1,228,325

		$15,178,661

General Obligations — 3.2%
Greensboro, 5.00%, 2/1/27	$650	$794,905
North Carolina, 4.00%, 6/1/23	2,000	2,314,780
North Carolina, 5.00%, 6/1/22	500	607,475

		$3,717,160

Hospital — 15.8%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,175,200
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,547,978
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,397,487
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	545,085

1

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	$3,100	$3,486,229
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,049,790
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	998,136
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,782,917
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,264,080
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,217,440

		$18,464,342

Housing — 2.4%
Charlotte Housing Authority, (South Oaks Crossing Apartments), MFMR, (GNMA), (AMT), 4.60%, 8/20/26	$1,430	$1,444,229
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,365	1,375,797

		$2,820,026

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$837,818

		$837,818

Insured-Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,144,374

		$1,144,374

Insured-Electric Utilities — 3.7%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,093,325
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,623,490
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	557,328

		$4,274,143

Insured-Escrowed/Prerefunded — 6.2%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)	$6,560	$7,211,736

		$7,211,736

Insured-General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$290,469

		$290,469

Insured-Hospital — 2.2%
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	$2,500	$2,587,900

		$2,587,900

Insured-Lease Revenue/Certificates of Participation — 2.3%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,595,520
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,112,860

		$2,708,380

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$524,986

		$524,986

Insured-Transportation — 5.1%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,038,360
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,103,350
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,774,980

		$5,916,690

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 14.5%
Buncombe County, 5.00%, 6/1/29	$750	$886,522
Buncombe County, 5.00%, 6/1/31	1,000	1,171,210
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,945,939
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,130,610
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,113,020
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,152,760
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,985,200
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,165,080
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,155,450
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,084,540
Wake County, 5.00%, 6/1/36	1,000	1,108,440
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,142,420
Winston-Salem, 5.00%, 6/1/27	750	896,955

		$16,938,146

Other Revenue — 2.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,204,620
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,264,397

		$2,469,017

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,153,800

		$1,153,800

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$614,313

		$614,313

Transportation — 3.8%
Charlotte Airport, 5.50%, 7/1/34	$535	$612,746
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,637,880
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,123,600
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,121,010

		$4,495,236

Water and Sewer — 11.1%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$893,535
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	430,217
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	645,802
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,743,602
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,120,830
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,051,172
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,205,720
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	400	478,880
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,120,370
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,232,020

		$12,922,148

Total Tax-Exempt Investments — 102.6% (identified cost $111,210,579)		$119,937,137

Other Assets, Less Liabilities — (2.6)%		$(3,093,758)

Net Assets — 100.0%		$116,843,379

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 20.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 8.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,357,704

Gross unrealized appreciation	$9,168,830
Gross unrealized depreciation	(259,397)

Net unrealized appreciation	$8,909,433

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$119,937,137	$—	$119,937,137
Total Investments	$—	$119,937,137	$—	$119,937,137

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Oregon Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.1%

Security	Principal Amount (000’s omitted)	Value
Education — 7.5%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$569,625
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,109,510
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,382,540
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,080,950
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	278,878
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	284,707
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,844,117
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	584,440
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	572,555

		$8,707,322

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,369,563

		$1,369,563

Escrowed/Prerefunded — 3.8%
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	$4,000	$4,414,480

		$4,414,480

General Obligations — 32.0%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,458,634
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	999,450
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	422,639
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	247,095
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,218,930
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	359,651
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,272,760
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,167,452
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	683,434
Jackson County, School District No. 549C, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,203,080
Klamath County, School District, 5.00%, 6/15/29	1,155	1,336,866
Lake Oswego, 5.00%, 6/1/33	2,450	2,843,029
Medford, 5.00%, 7/15/32	545	624,777
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	635,160
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	733,581
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,328,498
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,985,900
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	2,320	2,325,011
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	318,555
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,298,253
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	478,652
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,786,717
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,515,491
Redmond, 5.00%, 6/1/28	605	705,545
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,000	654,490
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,275	1,539,269
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,502,137
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,199,480
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,457,274

		$37,301,810

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$3,046,425
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	930	934,157
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,506,463
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	291,503
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,062,307
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,724,445
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,278,020

		$13,843,320

Housing — 5.4%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,340	$1,351,444
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,740	4,944,341

		$6,295,785

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,002,322
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,575,191

		$3,577,513

Insured-General Obligations — 7.0%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$800,986
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	671,976
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,243,480
Newport, (AGC), 0.00%, 6/1/28	1,000	671,350
Newport, (AGC), 0.00%, 6/1/29	1,225	784,269

		$8,172,061

Insured-Hospital — 8.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,505,489
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,428,850
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,604,428

		$9,538,767

Insured-Special Tax Revenue — 3.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,293,974
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	968,838
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,301,600

		$4,564,412

Insured-Transportation — 4.6%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$334,199
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,787,701
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,390	1,489,899
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,774,980

		$5,386,779

Other Revenue — 8.5%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)(2)	$8,740	$9,862,653

		$9,862,653

Senior Living/Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$467,452

		$467,452

Special Tax Revenue — 5.1%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,875,765
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	946,308
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,344,080
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	851,021

		$6,017,174

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.5%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$237,590
Redmond, Airport Revenue, 5.75%, 6/1/27	200	221,808
Redmond, Airport Revenue, 6.00%, 6/1/34	550	617,078
Redmond, Airport Revenue, 6.25%, 6/1/39	600	676,470

		$1,752,946

Total Tax-Exempt Investments — 104.1% (identified cost $116,479,741)		$121,272,037

Other Assets, Less Liabilities — (4.1)%		$(4,786,723)

Net Assets — 100.0%		$116,485,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,307,653.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-16	$(3,071,525)	$(3,080,000)	$(8,475)

						$(8,475)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $8,475.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,607,753

Gross unrealized appreciation	$9,997,964
Gross unrealized depreciation	(4,888,680)

Net unrealized appreciation	$5,109,284

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$121,272,037	$—	$121,272,037
Total Investments	$—	$121,272,037	$—	$121,272,037

Liability Description
Futures Contracts	$(8,475)	$—	$—	$(8,475)
Total	$(8,475)	$—	$—	$(8,475)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.5%

Security	Principal Amount (000’s omitted)	Value
Education — 5.6%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$3,032,225
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	695,100
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,298,000
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	694,830

		$6,720,155

Electric Utilities — 2.4%
South Carolina Public Service Authority, 5.375%, 1/1/28	$155	$171,904
South Carolina Public Service Authority, 5.50%, 1/1/38	2,375	2,643,660

		$2,815,564

Escrowed/Prerefunded — 9.6%
Berkeley County, School District, Prerefunded to 12/1/16, 5.125%, 12/1/30	$2,350	$2,459,463
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,846,744
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,938,962
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	233,266

		$11,478,435

General Obligations — 9.6%
Georgetown County, 5.00%, 3/1/31	$2,510	$2,878,945
Georgetown County, 5.00%, 3/1/33	2,750	3,134,807
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	622,439
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	216,489
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	755,308
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,840,019

		$11,448,007

Hospital — 23.0%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,720,575
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,102,840
Greenville Health System, 5.00%, 5/1/31	1,500	1,707,360
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,145,435
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,206,305
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,856,482
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	1,011,823
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,801,425
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	501,831
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,570,967
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,020,914
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,050,118
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,696,712

		$27,392,787

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,594,245

		$1,594,245

Insured-Electric Utilities — 5.3%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$911,807
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,031,097
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,274,940
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,215,970
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	882,436

		$6,316,250

Insured-Escrowed/Prerefunded — 2.8%
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	$3,210	$3,339,459

		$3,339,459

Insured-Lease Revenue/Certificates of Participation — 0.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,103,090

		$1,103,090

Insured-Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$784,030

		$784,030

Insured-Transportation — 3.2%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,662,470
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,099,084

		$3,761,554

Insured-Utilities — 3.6%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,222,920
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,489,840
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	572,990

		$4,285,750

Insured-Water and Sewer — 4.0%
Greenwood, Metropolitan District Sewer System, (AGM), 18.408%, 10/1/30(1)(2)(3)	$1,875	$2,542,575
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,282,317

		$4,824,892

Lease Revenue/Certificates of Participation — 9.3%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,334,753
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	583,925
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,325,960
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,506,547
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,166,500
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,175,220

		$11,092,905

Special Tax Revenue — 1.7%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,176,270
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	913,016

		$2,089,286

Student Loan — 1.5%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,645	$1,759,624

		$1,759,624

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.5%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,173,080

		$4,173,080

Water and Sewer — 7.5%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,148,030
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,422,490
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,948,455
North Charleston Sewer District, 2.00%, 1/1/29	500	444,700

		$8,963,675

Total Tax-Exempt Investments — 95.5% (identified cost $105,434,189)		$113,942,788

Other Assets, Less Liabilities — 4.5%		$5,356,046

Net Assets — 100.0%		$119,298,834

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 6.6% of total investments.

(1)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2015.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $2,542,575 or 2.1% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,406,548.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at November 30, 2015.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,159,081

Gross unrealized appreciation	$8,969,989
Gross unrealized depreciation	(286,282)

Net unrealized appreciation	$8,683,707

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$113,942,788	$—	$113,942,788
Total Investments	$—	$113,942,788	$—	$113,942,788

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Virginia Resources Authority, (Pooled Funding Program), 5.25%, 11/1/33	$1,655	$1,826,177

		$1,826,177

Education — 5.7%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,846,149
University of Virginia, 5.00%, 6/1/40	2,100	2,294,313
Virginia College Building Authority, 5.00%, 9/1/38	275	305,412

		$4,445,874

Electric Utilities — 2.0%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,575,930

		$1,575,930

Escrowed/Prerefunded — 10.6%
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	$4,000	$4,442,360
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,145,680
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	895	1,006,696
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	179,968
Winchester Industrial Development Authority, (Valley Health System), Prerefunded to 1/1/17, 5.25%, 1/1/37	1,500	1,576,140

		$8,350,844

General Obligations — 11.3%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,159,725
Norfolk, 5.00%, 8/1/28	750	885,878
Portsmouth, 4.75%, 7/15/25	500	553,445
Portsmouth, 5.25%, 7/15/25	675	762,014
Virginia, 4.00%, 6/1/26	1,000	1,127,620
Virginia, 5.00%, 6/1/31	2,000	2,340,440

		$8,829,122

Hospital — 21.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,868,400
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,374,820
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.91%, 8/1/38(3)	500	504,335
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,156,110
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	723,122
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,214,499
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,576,590
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,674,256
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	514,359

		$16,606,491

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 6.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,137,242

		$5,137,242

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$959,160
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	944,020

		$1,903,180

Insured-Hospital — 5.2%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,692,705
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,305	2,399,367

		$4,092,072

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$385,835

		$385,835

Insured-Transportation — 16.6%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,954,250
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,131,250
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,493,200
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,246,652
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	156,096

		$12,981,448

Lease Revenue/Certificates of Participation — 2.1%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,676,475

		$1,676,475

Senior Living/Life Care — 3.7%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$104,171
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	826,815
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,124,462
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	824,175

		$2,879,623

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$336,000

		$336,000

Transportation — 7.9%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,094,100
Virginia Port Authority, (AMT), 5.00%, 7/1/33	3,000	3,400,290
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,679,565

		$6,173,955

Water and Sewer — 5.1%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,344,772
Hopewell, Sewer System Revenue, 5.00%, 7/15/33	1,000	1,128,440
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	488,552

		$3,961,764

2

Value
Total Tax-Exempt Investments — 103.5% (identified cost $73,525,002)	$81,162,032

Other Assets, Less Liabilities — (3.5)%	$(2,730,965)

Net Assets — 100.0%	$78,431,067

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 22.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,538,400.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2015.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Mar-16	$(7,678,812)	$(7,700,000)	$(21,188)

						$(21,188)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $21,188.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,768,058

Gross unrealized appreciation	$9,049,615
Gross unrealized depreciation	(985,641)

Net unrealized appreciation	$8,063,974

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$81,162,032	$—	$81,162,032
Total Investments	$—	$81,162,032	$—	$81,162,032

Liability Description
Futures Contracts	$(21,188)	$—	$—	$(21,188)
Total	$(21,188)	$—	$—	$(21,188)

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016